Non-controlling Interests - Summary of Changes in Non-controlling Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2018
Beginning balance	$ 164,411	$ 16,482
Net income (loss) attributed to non-controlling interests	354,859	227,846	$ 297,237
Non-controlling interests arising from acquisitions		288
Capital contribution from non-controlling interests	64	20,498
Exercise of share options in Koolearn Holding	3,629
Change in non-controlling interests resulting from Koolean Holding's IPO, net of issuance cost		233,347
Reclassification of redeemable non-controlling interests		206,624
Ending balance	136,516	164,411	16,482
Noncontrolling Interest [Member]
Beginning balance	164,411	16,482	39,130
Capital contribution from non-controlling interests and new non-controlling interests recognized in acquisitions			2,015
Capital reduction of non-controlling interests			(28,652)
Dividend declared			(231)
Unrealized gain on available-for-sale investments		465	164
Net income (loss) attributed to non-controlling interests	(58,474)	(10,219)	1,107
Foreign currency translation adjustment	(417)	(1,376)	2,949
Non-controlling interests arising from acquisitions		288
Purchase of non-controlling interests	6,675	(1,696)
Disposal of a subsidiary		80
Capital contribution from non-controlling interests	(39)	5,317
Share-based compensation expenses from Koolearn Holding	20,731
Exercise of share options in Koolearn Holding	3,629
Change in non-controlling interests resulting from Koolean Holding's IPO, net of issuance cost		94,136
Reclassification of redeemable non-controlling interests		60,934
Ending balance	$ 136,516	$ 164,411	$ 16,482